Income Tax (Expense) Recovery - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Income Tax Disclosure [Abstract]
Beginning balance	$ 18,390
Decrease for positions taken in prior years	(2,988)
Increase for positions related to the current period	4,874
Decrease related to statute of limitations	(764)
Ending balance	$ 19,512